Note 18 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2016	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,112,820	$370,069	$-	$1,482,889
Depreciation and amortization	20,924	15,982	63	36,969
Operating earnings (loss)	62,539	41,173	(13,162)	90,550
Other income, net				232
Interest expense, net				(9,152)
Income taxes				(27,387)
Net earnings				$54,243

Total assets	$371,780	$393,321	$5,863	$770,964
Total additions to long lived assets	25,039	114,178	-	139,217
2015	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,017,506	$246,571	$-	$1,264,077
Depreciation and amortization	21,041	7,840	103	28,984
Operating earnings (loss)	47,550	35,079	(11,882)	70,747
Other expense, net				(60)
Interest expense, net				(9,077)
Income taxes				(23,412)
Net earnings				$38,198

Total assets	$349,507	$239,394	$11,582	$600,483
Total additions to long lived assets	22,006	8,541	53	30,600

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2016	2015

United States
Revenues	$1,393,950	$1,181,435
Total long-lived assets	420,087	321,279

Canada
Revenues	$88,939	$82,642
Total long-lived assets	40,277	36,420

Consolidated
Revenues	$1,482,889	$1,264,077
Total long-lived assets	460,364	357,699